Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug. 31, 2014
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2014